Acquisitions	12 Months Ended
Dec. 31, 2022
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Acquisitions
Note 29: Acquisitions
Acquisitions primarily comprise the purchase of all the equity interests of the businesses acquired, which are integrated into existing operations of the Company to broaden its offerings to customers as well as its presence in global markets. The results of acquired businesses are included in the consolidated financial statements from the date of acquisition. Acquisitions also include asset acquisitions and investments in businesses in which the Company does not have a controlling interest.

Acquisition activity
The number of acquisitions completed, and the related consideration were as follows:

	Year ended December 31,

	2022		2021

	Number of Transactions	Cash Consideration	Number of Transactions	Cash Consideration
Businesses acquired	2	153	-	-
Less: Cash acquired		(2)		-
Businesses acquired, net of cash	2	151	-	-
Investments in businesses	6	28	-	12
Asset acquisitions (1)	1	8	2	3
Deferred and contingent consideration payments	-	4	-	3
	9	191	2	18
(1) The years ended December 31, 2022 and 2021 included acquisitions of intangible assets. In 2022, $8 million was paid in cash and $5 million was recorded as a financial liability and in 2021, $2 million was paid in cash and $21 million was recorded primarily as a long-term financial liability.
The following provides a brief description of the most significant acquisition completed during 2022:

Date	Company	Acquiring Segments	Description
April 2022	ThoughtTrace	Corporates	A business that uses artificial intelligence and machine learning to read, organize and manage document workflows.
Purchase price allocation
Purchase price allocations related to certain acquisitions may be subject to adjustment pending completion of final valuations.
The details of net assets acquired were as follows:

Year ended December 31,

2022
Cash and cash equivalents	2
Trade receivables	3
Prepaid expenses and other current assets	1
Current assets	6
Computer software	61
Other identifiable intangible assets	2
Total assets	69
Payables and accruals	(1)
Deferred revenue	(4)
Current liabilities	(5)
Other financial liabilities	(18)
Deferred tax	(10)
Total liabilities	(33)
Net assets acquired	36
Goodwill	117
Total	153

The excess of the purchase price over the net assets acquired was recorded as goodwill and reflects synergies and the value of the acquired workforce. Relative to acquisitions completed in 2022, the majority of goodwill is not expected to be deductible for tax purposes.
Other
The revenues and operating profit of acquired businesses were not material to the Company’s results of operations.